Share capital - Number of share and share capital (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Mar. 30, 2022
Share capital
Number of shares			13,949,001
Share capital	$ 16,955	$ 13,903	$ 53,240,010
If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	6,782,000
Share capital	$ 16,955
Issuance of shares to Swvl Inc. shareholders | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	4,632,557
Share capital	$ 11,581
Issuance of shares to SPAC shareholders | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	557,960
Share capital	$ 1,395
Conversion of convertible notes | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	645,018
Share capital	$ 1,612
Issuance of shares to PIPE investors | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	158,656
Share capital	$ 397
Other shares issued during the year | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	787,809
Share capital	$ 1,970